Equity - Number of options granted (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share capital, reserves and other equity [Abstract]
Beginning balance (in shares)	45,718,732	0
Granted options (in shares)		49,518,732
Forfeited options (in shares)	(4,400,022)	(3,800,000)
Ending balance (in shares)	41,318,710	45,718,732